SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Minority interest in net assets	$ 16,803		$ 16,803		$ 14,250
Minority interest related to Accumulated losses	7,287		7,287		14,250
Federally insured limit					250,000
Advertising and marketing expense			685,086	$ 96,638	542,680	$ 27,597
Doubtful accounts					4,230
Reserve Amount					0	10,290
Share-based compensation expense					100,000	0
Pre-paid invoices and deposits					1,505,018	133,596
Inventory and customer deposits					623,375
Customer deposit liability					623,375
Total accounts receivable	457,549		457,549		281,543	5,687
Cost of services	598,627	$ 315,281	2,795,661	$ 613,784	850,901	$ 899,699
Customer 2 [Member]
Prepaid invoices	388,752		388,752		1,505,018
Customer 3 [Member]
Customer deposit liability	623,375		623,375		623,375
Cost of services			$ 623,375
Customer 1 [Member]
Revenue concentration description			Sales to one of the Company’s customers made up approximately 81.5% and 81.3% of our revenues for the three and nine months ended September 30, 2022, and the balance receivable from this customer at September 30, 2022 represents approximately 46.5% of the total accounts receivable
Total accounts receivable	$ 469,730		$ 469,730		$ 281,543